Acquisitions/Divestitures (Details 1) $ in Millions					1 Months Ended	3 Months Ended			12 Months Ended
	Jan. 29, 2016 USD ($)	Nov. 06, 2015 USD ($)	Oct. 13, 2015 USD ($)	Jul. 03, 2013 USD ($)	Feb. 18, 2016 USD ($)	Dec. 31, 2015 USD ($) Acquisition	Sep. 30, 2013 Acquisition	Jun. 30, 2013 Acquisition	Dec. 31, 2015 USD ($) Acquisition	Dec. 31, 2014 USD ($) Acquisition	Dec. 31, 2013 USD ($) Acquisition
Acquisitions:
Businesses acquired, number (in entities) | Acquisition									14	6	10
Businesses acquired, aggregate cost									$ 3,555	$ 608	$ 3,219
Goodwill						$ 32,021			32,021	30,556	31,184
Cognitive Solutions
Acquisitions:
Goodwill						15,621			15,621	15,156	15,244
GBS
Acquisitions:
Goodwill						4,396			4,396	4,555	4,855
Technology Services & Cloud Platforms
Acquisitions:
Goodwill						10,156			10,156	9,373	9,485
Systems
Acquisitions:
Goodwill						1,848			1,848	$ 1,472	1,601
SoftLayer
Acquisitions:
Percentage of business acquired				100.00%
Businesses acquired, cash consideration				$ 1,977
Goodwill				$ 1,285							$ 1,285
Expected percent of goodwill deductible for tax purposes				0.00%
Acquired intangible asset, weighted average useful life											7 years
SoftLayer | Cognitive Solutions
Acquisitions:
Goodwill				$ 28
SoftLayer | Technology Services & Cloud Platforms
Acquisitions:
Goodwill				$ 1,257
Merge
Acquisitions:
Percentage of business acquired			100.00%
Businesses acquired, cash consideration			$ 1,036
Goodwill			$ 695			695			$ 695
Expected percent of goodwill deductible for tax purposes			0.00%
Acquired intangible asset, weighted average useful life									7 years
Merge | Cognitive Solutions
Acquisitions:
Goodwill			$ 502
Merge | Technology Services & Cloud Platforms
Acquisitions:
Goodwill			$ 193
Cleversafe
Acquisitions:
Percentage of business acquired		100.00%
Businesses acquired, cash consideration		$ 1,309
Goodwill		$ 1,000				1,000			$ 1,000
Expected percent of goodwill deductible for tax purposes		0.00%
Acquired intangible asset, weighted average useful life									6 years 11 months
Cleversafe | Technology Services & Cloud Platforms
Acquisitions:
Goodwill		$ 590
Cleversafe | Systems
Acquisitions:
Goodwill		$ 410
The Weather Company | Subsequent event
Acquisitions:
Businesses acquired, cash consideration	$ 2,000
Truven | Subsequent event | Estimated
Acquisitions:
Businesses acquired, cash consideration					$ 2,600
Other Acquisitions
Acquisitions:
Percentage of business acquired										100.00%	100.00%
Goodwill						895			$ 895	$ 442	$ 961
Expected percent of goodwill deductible for tax purposes									7.00%	1.00%	2.00%
Acquired intangible asset, weighted average useful life									6 years 5 months	6 years 10 months	6 years 7 months
Other Acquisitions | Cognitive Solutions
Acquisitions:
Businesses acquired, number (in entities) | Acquisition									6	4	7
Goodwill						$ 518			$ 518	$ 311	$ 684
Other Acquisitions | GBS
Acquisitions:
Businesses acquired, number (in entities) | Acquisition						2
Goodwill						$ 74			$ 74
Other Acquisitions | Technology Services & Cloud Platforms
Acquisitions:
Businesses acquired, number (in entities) | Acquisition								1	4	2
Goodwill						$ 303			$ 303	$ 131	264
Other Acquisitions | Systems
Acquisitions:
Businesses acquired, number (in entities) | Acquisition							1
Goodwill											$ 13
AlchemyAPI
Acquisitions:
Percentage of business acquired						100.00%			100.00%
Blekko
Acquisitions:
Percentage of business acquired						100.00%			100.00%
Explorys
Acquisitions:
Percentage of business acquired						100.00%			100.00%
Phytel
Acquisitions:
Percentage of business acquired						100.00%			100.00%
Compose
Acquisitions:
Percentage of business acquired						100.00%			100.00%
StrongLoop
Acquisitions:
Percentage of business acquired						100.00%			100.00%
Clearleap
Acquisitions:
Percentage of business acquired						100.00%			100.00%
IRIS Analytics
Acquisitions:
Percentage of business acquired						100.00%			100.00%
Blue Box
Acquisitions:
Percentage of business acquired						100.00%			100.00%
Gravitant
Acquisitions:
Percentage of business acquired						100.00%			100.00%
Meteorix
Acquisitions:
Percentage of business acquired						100.00%			100.00%